Investment Strategy - Federated Hermes Government Ultrashort Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund’s overall strategy is to invest in a portfolio of U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (GSEs)) with an overall dollar-weighted average duration of one year or less.Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within the one-year duration constraint, the Adviser will seek to lengthen or shorten portfolio duration based on its interest rate outlook. The Fund implements this strategy by dividing its portfolio into two major components. Although the Fund is not a money market fund and its share price will fluctuate, the Fund invests one component in U.S. government securities (including repurchase agreements collateralized by U.S. government securities and U.S. government agency securities) that are eligible for purchase by money market funds. The Fund invests the other component in mortgage-backed securities issued or guaranteed by GSEs, including floating-rate collateralized mortgage obligations and adjustable-rate mortgages. The Fund uses mortgage-backed securities to increase the income provided by the portfolio. Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund’s portfolio against the performance and composition of an index composed of U.S. Treasury bills with maturities of six months. The Fund intends to qualify as a permissible investment for national banks, federal credit unions and savings associations under current applicable federal laws and regulations. Accordingly, the Fund will limit its investments to securities that are eligible for direct investment by such institutions. However, the Fund does not limit its investments to “Type 1 Securities” under the federal banking laws and regulations; and accordingly, a national bank is not permitted under these laws and regulations to invest more than 10% of its capital and surplus in the Fund. In addition, certain of the Fund’s investment transactions and techniques may be subject to the general lending limits imposed on national banks. Such national banks and federal credit unions and savings associations should consult their legal counsel regarding federal laws and regulations applicable to their investment in the Fund. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s overall strategy is to invest in a portfolio of U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (GSEs)) with an overall dollar-weighted average duration of one year or less.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within the one-year duration constraint, the Adviser will seek to lengthen or shorten portfolio duration based on its interest rate outlook. The Fund implements this strategy by dividing its portfolio into two major components. Although the Fund is not a money market fund and its share price will fluctuate, the Fund invests one component in U.S. government securities (including repurchase agreements collateralized by U.S. government securities and U.S. government agency securities) that are eligible for purchase by money market funds. The Fund invests the other component in mortgage-backed securities issued or guaranteed by GSEs, including floating-rate collateralized mortgage obligations and adjustable-rate mortgages. The Fund uses mortgage-backed securities to increase the income provided by the portfolio. Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund’s portfolio against the performance and composition of an index composed of U.S. Treasury bills with maturities of six months. The Fund intends to qualify as a permissible investment for national banks, federal credit unions and savings associations under current applicable federal laws and regulations. Accordingly, the Fund will limit its investments to securities that are eligible for direct investment by such institutions. However, the Fund does not limit its investments to “Type 1 Securities” under the federal banking laws and regulations; and accordingly, a national bank is not permitted under these laws and regulations to invest more than 10% of its capital and surplus in the Fund. In addition, certain of the Fund’s investment transactions and techniques may be subject to the general lending limits imposed on national banks. Such national banks and federal credit unions and savings associations should consult their legal counsel regarding federal laws and regulations applicable to their investment in the Fund. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government investments.